SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Basic and Diluted Net Income (Loss) per Ordinary Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Common Class A [Member]
Basic and diluted net loss per common share
Basic and diluted weighted average shares outstanding	22,807,868	0	10,024,409
Basic and diluted net loss per ordinary share	$ (0.04)	$ 0	$ (0.13)
Common Class A [Member] | Common Stock [Member]
Basic and diluted net loss per common share
Allocation of net loss, as adjusted	$ (943,894)		$ (1,277,850)
Basic and diluted weighted average shares outstanding	22,807,868		10,024,409
Basic and diluted net loss per ordinary share	$ (0.04)		$ (0.13)
Common Class B [Member]
Basic and diluted net loss per common share
Basic and diluted weighted average shares outstanding	5,701,967	5,000,000	5,304,936
Basic and diluted net loss per ordinary share	$ (0.04)	$ 0	$ (0.13)
Common Class B [Member] | Common Stock [Member]
Basic and diluted net loss per common share
Allocation of net loss, as adjusted	$ (235,974)	$ (1,000)	$ (676,241)
Basic and diluted weighted average shares outstanding	5,701,967	5,000,000	5,304,936
Basic and diluted net loss per ordinary share	$ (0.04)	$ 0	$ (0.13)